Long-Term Debt and Other Financial Liabilities, Sale and Leaseback Transaction for Championship (Details) $ in Thousands							1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2020 shares	May 07, 2020 shares	May 04, 2020 shares	Apr. 22, 2020 shares	Apr. 14, 2020 shares	Nov. 07, 2018 USD ($) shares	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Nov. 07, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Deposit made under sale and leaseback agreement								$ 1,600	$ 1,600	$ 2,925
Issuance of common stock and warrants (in shares) | shares	2,582,142	2,709,375	2,684,375	3,171,875	3,125,000		2,000,000	2,263,421		1,129,226
Fair value of stock issued											$ 1,541
Balance outstanding								$ 173,289	$ 173,289	$ 185,509
Sale and Leaseback Agreement for Championship [Member]
Sale and Leaseback Transaction [Abstract]
Face amount						$ 23,500
Term of charter contract									5 years
Deposit made under sale and leaseback agreement								$ 1,600	$ 1,600
Interest rate								4.71%	4.71%
Purchase obligation						14,051
Additional percentage payment for difference between market price and floor price									20.00%
Floor price						$ 30,000
Issuance of common stock and warrants (in shares) | shares						7,500
Fair value of stock issued						$ 1,541
Number of consecutive payment installments | Installment									35
Frequency of periodic payment									Monthly
Installment payment									$ 167
Balloon payment								$ 14,051	$ 14,051
Maturity date									Nov. 07, 2023
Balance outstanding								19,597	$ 19,597
Sale and Leaseback Agreement for Championship [Member] | Plan [Member]
Sale and Leaseback Transaction [Abstract]
Floor price												$ 22,773
Scrubber Tranche [Member]
Sale and Leaseback Transaction [Abstract]
Face amount						$ 2,750
Remaining deposit in escrow account										$ 248
Balance outstanding								$ 2,192	$ 2,192